UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21113
                                    --------------------------------------------

                     Constellation Institutional Portfolios
 -------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
 -------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (513) 362-8000
                                                    ----------------------------

Date of fiscal year end:  12/31
                          -------------------
Date of reporting period: 03/31/07
                          -------------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

CONSTELLATION INSTITUTIONAL PORTFOLIOS -
                                    SANDS CAPITAL INSTITUTIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE  OF  INVESTMENTS

March 31, 2007 (unaudited)
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+ (UNAUDITED)
--------------------------------------------------------------------------------
Consumer Discretionary                                                    11.74%
Consumer Staples                                                           3.30%
Energy                                                                     4.53%
Financial Services                                                        13.33%
Health Care                                                               31.38%
Industrials                                                                2.07%
Technology                                                                29.44%
Telecommunication                                                          4.21%
                                                                         -------
Total Investments                                                        100.00%
                                                                         =======

+As a percent of total investments

COMMON STOCK - 98.78%
         SHARES                                                                                MARKET VALUE
     ---------------                                                                         ----------------
     CONSUMER DISCRETIONARY - 11.60%
          1,913,300                 Lowe's Cos., Inc.                                        $     60,249,817
          2,842,100                 Starbucks Corp.*                                               89,128,256
                                                                                             ----------------
                                                                                                  149,378,073
                                                                                             ----------------

     CONSUMER STAPLES - 3.26%
            915,200                 Walgreen Co.                                                   41,998,528
                                                                                             ----------------

     ENERGY - 4.47%
            833,300                 Schlumberger Ltd.                                              57,581,030
                                                                                             ----------------

     FINANCIAL SERVICES - 13.17%
            127,300                 Chicago Mercantile Exchange Holdings, Inc. -  Class A          67,782,158
            462,700                 IntercontinentalExchange, Inc.*                                56,546,567
            729,900                 Moody's Corp.                                                  45,297,594
                                                                                             ----------------
                                                                                                  169,626,319
                                                                                             ----------------

     HEALTH CARE - 31.00%
            511,600                 Abraxis BioScience, Inc.*                                      13,664,836
            527,500                 Allergan, Inc.                                                 58,457,550
            357,000                 Cerner Corp.                                                   19,438,650
            959,530                 Genentech, Inc.*                                               78,796,604
            914,000                 Genzyme Corp.*                                                 54,858,280
            238,700                 Intuitive Surgical, Inc.*                                      29,018,759
            455,900                 Patterson Cos., Inc.*                                          16,179,891
            486,600                 Stryker Corp.                                                  32,271,312
            952,700                 Teva Pharmaceutical Industries Ltd. (ADR)                      35,659,561
            704,800                 Varian Medical Systems, Inc.*                                  33,611,912
            320,600                 Zimmer Holdings, Inc.*                                         27,382,446
                                                                                             ----------------
                                                                                                  399,339,801
                                                                                             ----------------

     INDUSTRIALS - 2.05%
            638,900                 Expeditors International Washington, Inc.                      26,399,348
                                                                                             ----------------

     TECHNOLOGY - 29.08%
            711,700                 Apple Computer, Inc.*                                          66,124,047
          1,600,700                 Broadcom Corp. - Class A*                                      51,334,449
            259,200                 Google, Inc. - Class A*                                       118,755,072
            566,100                 Iron Mountain, Inc.*                                           14,792,193
          1,323,300                 QUALCOMM, Inc.                                                 56,451,978
            551,400                 Salesforce.com, Inc.*                                          23,610,948
          1,389,200                 Yahoo!, Inc.*                                                  43,468,068
                                                                                             ----------------
                                                                                                  374,536,755
                                                                                             ----------------

     TELECOMMUNICATION - 4.15%
          1,119,800                 America Movil S.A. de C.V. - Class L (ADR)                     53,515,242
                                                                                             ----------------

TOTAL COMMON STOCK                                                                              1,272,375,096
                                                                                             ----------------
     (cost $1,185,788,849)

OTHER ASSETS LESS LIABILITIES - 1.22%                                                              15,776,132
                                                                                             ----------------

NET ASSETS   100.00%                                                                         $  1,288,151,228
                                                                                             ================

*Non-income producing security
ADR - American Depositary Receipt

CONSTELLATION INSTITUTIONAL PORTFOLIOS - JSAM LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE  OF  INVESTMENTS

MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+ (UNAUDITED)
--------------------------------------------------------------------------------
Consumer Discretionary                                                     3.55%
Consumer Staples                                                           5.39%
Energy                                                                     3.29%
Financial Services                                                        34.20%
Health Care                                                                6.62%
Industrials                                                                8.96%
Materials and Processing                                                   3.66%
Technology                                                                18.00%
Telecommunication                                                          4.16%
Utilities                                                                 12.17%
                                                                         -------
Total Investments                                                        100.00%
                                                                         =======

+As a percent of total investments

COMMON STOCK - 94.77%
          SHARES                                                                               MARKET VALUE
     ------------------                                                                      ----------------
     CONSUMER DISCRETIONARY - 3.37%
                24,700                  D.R. Horton, Inc.                                    $        543,400
                29,300                  Ford Motor Co.                                                231,177
                                                                                             ----------------
                                                                                                      774,577
                                                                                             ----------------

     CONSUMER STAPLES - 5.11%
                 6,500                  Safeway, Inc.                                                 238,160
                48,300                  Tyson Foods, Inc. - Class A                                   937,503
                                                                                             ----------------
                                                                                                    1,175,663
                                                                                             ----------------

     ENERGY - 3.11%
                17,800                  Peabody Energy Corp.                                          716,272
                                                                                             ----------------

     FINANCIAL SERVICES - 32.41%
                15,750                  Citigroup, Inc.                                               808,605
                32,800                  Countrywide Financial Corp.                                 1,103,392
                26,050                  Fannie Mae                                                  1,421,809
                22,450                  Freddie Mac                                                 1,335,551
                16,100                  Genworth Financial, Inc. - Class A                            562,534
                13,500                  JPMorgan Chase & Co.                                          653,130
                 3,500                  MGIC Investment Corp.                                         206,220
                33,800                  Washington Mutual, Inc.                                     1,364,844
                                                                                             ----------------
                                                                                                    7,456,085
                                                                                             ----------------

     HEALTH CARE - 6.27%
                22,800                  Sanofi-Aventis (ADR)                                          992,028
                70,100                  Tenet Healthcare Corp.*                                       450,743
                                                                                             ----------------
                                                                                                    1,442,771
                                                                                             ----------------

     INDUSTRIALS - 8.50%
                 5,500                  AMR Corp.*                                                    167,475
                 5,800                  General Electric Co.                                          205,088
                31,500                  Tyco International Ltd.                                       993,825
                15,400                  UAL Corp.*                                                    587,818
                                                                                             ----------------
                                                                                                    1,954,206
                                                                                             ----------------

     MATERIALS & PROCESSING - 3.47%
               282,650                  Abitibi-Consolidated, Inc.                                    797,073
                                                                                             ----------------

     TECHNOLOGY - 17.06%
                87,600                  Alcatel-Lucent (ADR)                                        1,035,432
                53,410                  AU Optronics Corp. (ADR)                                      763,763
                80,300                  BearingPoint, Inc.*                                           615,098
                23,400                  Dell, Inc.*                                                   543,114
                 5,800                  Motorola, Inc.                                                102,486
                 8,610                  Nortel Networks Corp.*                                        207,070
               181,500                  Sanmina-SCI Corp.*                                            657,030
                                                                                             ----------------
                                                                                                    3,923,993
                                                                                             ----------------

     TELECOMMUNICATION - 3.94%
                47,800                  Sprint Nextel Corp.                                           906,288
                                                                                             ----------------

     UTILITIES - 11.53%
                28,900                  Mirant Corp.*                                               1,169,294
                73,000                  Reliant Energy, Inc.*                                       1,483,360
                                                                                             ----------------
                                                                                                    2,652,654
                                                                                             ----------------

TOTAL COMMON STOCK                                                                                 21,799,582
     (cost $20,663,932)                                                                      ----------------

OTHER ASSETS LESS LIABILITIES - 5.23%                                                               1,203,232
                                                                                             ----------------

NET ASSETS   100.00%                                                                         $     23,002,814
                                                                                             ================

*Non-income producing security
ADR - American Depositary Receipt

CONSTELLATION INSTITUTIONAL PORTFOLIOS - JSAM VALUE PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE  OF  INVESTMENTS

MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+ (UNAUDITED)
--------------------------------------------------------------------------------
Consumer Discretionary                                                    15.42%
Consumer Staples                                                           8.00%
Energy                                                                     3.40%
Financial Services                                                        29.35%
Health Care                                                                2.07%
Industrials                                                                7.85%
Materials and Processing                                                   8.54%
Technology                                                                18.82%
Utilities                                                                  6.55%
                                                                         -------
Total Investments                                                        100.00%
                                                                         =======

+As a percent of total investments

COMMON STOCK - 88.86%
        SHARES                                                                                 MARKET VALUE
    ---------------                                                                          ----------------
    CONSUMER DISCRETIONARY - 13.71%
             4,300                American Axle & Manufacturing Holdings, Inc.               $        117,605
            35,600                Cavalier Homes, Inc.*                                               173,016
            14,000                Champion Enterprises, Inc.*                                         123,200
            14,900                Cooper Tire & Rubber Co.                                            272,521
             6,700                D.R. Horton, Inc.                                                   147,400
            38,300                Fleetwood Enterprises, Inc.*                                        302,953
            27,100                Libbey, Inc.                                                        379,942
                                                                                             ----------------
                                                                                                    1,516,637
                                                                                             ----------------

    CONSUMER STAPLES - 7.11%
             7,000                Nash Finch Co.                                                      241,220
             7,400                Pilgrim's Pride Corp.                                               245,606
            30,500                Spectrum Brands, Inc.*                                              193,065
             5,500                Tyson Foods, Inc. - Class A                                         106,755
                                                                                             ----------------
                                                                                                      786,646
                                                                                             ----------------

    ENERGY - 3.02%
            10,900                Arch Coal, Inc.                                                     334,521
                                                                                             ----------------

    FINANCIAL SERVICES - 26.08%
             9,000                American Equity Investment Life Holding Co.                         118,170
            18,700                American Home Mortgage Investment Corp.                             504,713
            20,200                Annaly Capital Management, Inc.                                     312,696
             1,500                Bankunited Financial Corp. - Class A                                 31,815
             6,200                Conseco, Inc.*                                                      107,260
             6,700                Countrywide Financial Corp.                                         225,388
             5,600                Fannie Mae                                                          305,648
             6,700                Freddie Mac                                                         398,583
             5,900                Genworth Financial, Inc. - Class A                                  206,146
            15,600                New York Community Bancorp, Inc.                                    274,404
             8,500                Oriental Financial Group                                            100,130
            60,300                W Holding Co., Inc.                                                 301,500
                                                                                             ----------------
                                                                                                    2,886,453
                                                                                             ----------------

    HEALTH CARE - 1.84%
            31,600                Tenet Healthcare Corp.*                                    $        203,188
                                                                                             ----------------
                                                                                                      203,188
                                                                                             ----------------

    INDUSTRIALS - 6.97%
             3,200                Aegean Marine Petroleum Network, Inc.                                53,888
             9,300                Airtran Holdings, Inc.*                                              95,511
             6,700                GenCorp, Inc.*                                                       92,728
            23,300                Hudson Highland Group, Inc.*                                        363,247
             3,514                Learning Tree International, Inc.*                                   39,533
             2,400                US Airways Group, Inc.*                                             109,152
             7,600                Wolverine Tube, Inc.*                                                17,632
                                                                                             ----------------
                                                                                                      771,691
                                                                                             ----------------

    MATERIALS & PROCESSING - 7.59%
           123,900                Abitibi-Consolidated, Inc.                                          349,398
            14,000                Bowater, Inc.                                                       333,480
             2,800                Cytec Industries, Inc.                                              157,472
                                                                                             ----------------
                                                                                                      840,350
                                                                                             ----------------

    TECHNOLOGY - 16.72%
            24,400                Alcatel-Lucent (ADR)                                                288,408
            49,100                Alliance Semiconductor Corp.*                                       221,441
            30,100                AU Optronics Corp. (ADR)                                            430,430
            38,500                BearingPoint, Inc.*                                                 294,910
             8,900                Dell, Inc.*                                                         206,569
             8,600                MasTec, Inc.*                                                        94,686
            86,900                Sanmina-SCI Corp.*                                                  314,578
                                                                                             ----------------
                                                                                                    1,851,022
                                                                                             ----------------

    UTILITIES - 5.82%
            31,700                Reliant Energy, Inc.*                                               644,144
                                                                                             ----------------

TOTAL COMMON STOCK                                                                                  9,834,652
    (cost $9,485,395)                                                                        ----------------

OTHER ASSETS LESS LIABILITIES - 11.14%                                                              1,233,329
                                                                                             ----------------

NET ASSETS - 100.00%                                                                         $     11,067,981
                                                                                             ================

*Non-income producing security
ADR - American Depositary Receipt

NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

CONSTELLATION INSTITUTIONAL PORTFOLIOS
MARCH 31, 2007 (UNAUDITED)

Security Valuation - Investments in equity securities which are traded on a national exchange, other than on the NASDAQ national market system, are stated at the last quoted sales price, if readily available, for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ official closing price (the "NOCP") instead of the last reported sales price. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are carried at fair market value as determined pursuant to guidelines established by the Board of Trustees.

Tax Disclosure - No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2007.

The aggregate gross unrealized appreciation and depreciation at March 31, 2007 were as follows:

                                                                                            Net
                                                                                          Unrealized
                                                      Unrealized        Unrealized      Appreciation/
                                                     Appreciation      Depreciation     (Depreciation)
                                                     ------------      ------------     --------------
CIP Sands Capital Institutional Growth               $119,863,418      $(33,277,171)      $86,586,247
CIP JSAM Large Cap Value                                1,886,518          (750,868)        1,135,650
CIP JSAM Value                                            997,182          (647,925)         (349,257)

For Federal income tax purposes, any capital loss carryforwards may be carried forward and applied against future capital gains, if any, prior to distributing such gains to shareholders. At December 31, 2006, the Sands Capital Institutional Growth Portfolio had capital loss carryforwards as follows:

                                                   Capital Loss         Year of
                                                   Carryforward       Expiration
                                                   -----------------------------

CIP Sands Capital Institutional Growth             $        8,645           2013
                                                       38,737,401           2014

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):    Constellation Institutional Portfolios


By:    /s/ Jill T. McGruder
       ----------------------------
Name:  Jill T. McGruder
Title: President

Date:  May 18, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Weidenheft
       ----------------------------
Name:  Terrie A. Weidenheft
Title: Treasurer & Controller

Date:  May 18, 2007